Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity
Equity

Common Stock—On April 14, 2017, two institutional investors acquired 2,875,000 shares of the Company's common stock for $57.5 million and iStar acquired 2,775,000 shares of the Company's common stock for $55.5 million.

On June 27, 2017, the Company sold 10,250,000 shares of its common stock in its initial public offering for proceeds of $205.0 million. Concurrently with the initial public offering, the Company sold $45.0 million in shares, or 2,250,000 shares, of its common stock to iStar in a private placement and issued a total of 40,000 shares to its directors who are not employees of the Manager or iStar in consideration for their services as directors.

The following table presents a summary of the Company's ownership as of the initial public offering on June 27, 2017:

Event	Date	Owner	# of shares	Price paid Per Share
Initial capitalization	April 14, 2017	Third parties	2,875,000	$20.00
Initial capitalization	April 14, 2017	iStar	2,775,000	20.00
Initial public offering	June 27, 2017	Third parties	10,250,000	20.00
Concurrent iStar placement	June 27, 2017	iStar	2,250,000	20.00
Issuance of shares to directors	June 27, 2017	Directors	40,000	—
Shares outstanding at June 27, 2017			18,190,000

Subsequent to the initial public offering and through December 31, 2017, iStar purchased 1.8 million shares of the Company's common stock for $34.1 million, at an average cost of $18.85 per share, pursuant to two 10b5-1 plans (the “10b5-1 Plans") in accordance with Rules 10b5-1 and 10b-18 under the Securities and Exchange Act of 1934, as amended, under which it could buy shares of the Company's common stock in the open market up to an ownership limit of 39.9%. As of December 31, 2017, iStar owned 37.6% of the Company's common stock. Subsequent to December 31, 2017, iStar utilized the remaining availability under its 10b5-1 Plans and purchased an additional 0.4 million shares of the Company's common stock for $7.6 million, at an average cost of $17.92 per share. As of February 15, 2018, iStar owned 39.9% of the Company's common stock.

In addition, subsequent to the initial public offering, trusts established by Jay Sugarman, the Company's Chairman and Chief Executive Officer, and Geoffrey Jervis, the Company's Chief Operating Officer and Chief Financial Officer, purchased 26 thousand shares in the aggregate of the Company's common stock for an aggregate $0.5 million, at an average cost of $19.20 per share, pursuant to a 10b5-1 plan (the “10b5-1 Plan") in accordance with Rules 10b5-1 and 10b-18 under the Securities and Exchange Act of 1934, as amended, under which they could buy in the open market up to $0.5 million in the aggregate of the Company’s common stock. As of December 31, 2017, the trusts established by Jay Sugarman, the Company's Chairman and Chief Executive Officer, and Geoffrey Jervis, the Company's Chief Operating Officer and Chief Financial Officer, had utilized all of the availability authorized in the 10b5-1 Plan.

Safety, Income & Growth Inc. Predecessor Equity—For the periods prior to April 14, 2017, Safety, Income & Growth Inc. Predecessor Equity represents net contributions from and distributions to iStar. Most of the entities included in the Predecessor’s financial statements did not have bank accounts for the periods presented and most cash transactions for the Predecessor were transacted through bank accounts owned by iStar and are included in Safety, Income & Growth Inc. Predecessor Equity.

Dividends—The Company intends to elect to qualify as a REIT beginning with its taxable year ending December 31, 2017. To qualify as a REIT, the Company must annually distribute, at a minimum, an amount equal to 90% of its taxable income, excluding net capital gains, and must distribute 100% of its taxable income (including net capital gains) to eliminate corporate federal income taxes payable by the REIT. Because taxable income differs from cash flow from operations due to non-cash revenues and expenses (such as depreciation and other items), in certain circumstances, the Company may generate operating cash flow in excess of its dividends, or alternatively, may need to make dividend payments in excess of operating cash flows. During the year ended December 31, 2017, the Company declared cash dividends on its common stock of $5.6 million, or $0.3066 per share. All dividends paid in 2017 qualified as a return of capital for tax reporting purposes.